Note 19 - Adoption of U.S. GAAP	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]

3. Accounting Standards Updates (“ASU”)

Accounting Standard Recently Adopted

In June 2016, the FASB issued ASU No. 2016-13, Credit Losses - Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires entities to use a forward-looking approach based on current expected credit losses to estimate credit losses on certain types of financial instruments, including trade receivables, resulting in an earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of being incurred. We adopted this guidance as of January 1, 2023. The impact of adopting this new guidance was not material to the consolidated financial statements.

3. Accounting Standards Updates (“ASU”)

Accounting Standards Recently Adopted

In May 2021, the FASB issued ASU 2021-04, Earnings per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40), which clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified upon modification or exchange. This ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity applies the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. We adopted this guidance as of January 1, 2022. The impact of adopting this new guidance was not material to the consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the Emerging Issues Task Force), which clarifies the interaction of accounting for equity securities, investments accounted for under the equity method of accounting, and the accounting for certain forward contracts and purchase options, under the aforementioned topics. This ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity applies the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. We adopted this guidance as of January 1, 2022. The impact of adopting this new guidance was not material to the consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”) which is part of the FASB’s overall simplification initiative to reduce the costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. ASU 2019-12 simplifies accounting guidance for intra-period allocations, deferred tax liabilities, year-to-date losses in interim periods, franchise taxes, step-up in tax basis of goodwill, separate entity financial statements, and interim recognition of tax laws or rate changes. ASU 2019-12 is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. We adopted this guidance as of January 1, 2022. The impact of adopting this new guidance was not material to the consolidated financial statements.

Accounting Standards Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Credit Losses - Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires entities to use a forward-looking approach based on current expected credit losses to estimate credit losses on certain types of financial instruments, including trade receivables, resulting in an earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of being incurred. This standard is effective for us beginning January 1, 2023 and will be adopted using the modified retrospective transition method through a cumulative-effect adjustment to retained earnings as of the effective date. Upon adoption, the standard is expected to only impact our account for credit losses related to accounts receivable. In preparation for the adoption of the new standard, we have updated certain policies and related processes, but we do not expect the adoption of this new guidance will have a material impact on the Consolidated Financial Statements.

Revision of Prior Period, Adjustment [Member]
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]

19. Adoption of U.S. GAAP

Reconciliation of the Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2021:

	Year Ended December 31, 2021
	IFRS	Adjustments/ Reclassifications	Note	U.S. GAAP
Revenue	$4,247	$—		$4,247
Costs and expenses
Cost of sales	1,876	—		1,876
General administrative expenses	36,649	(9)	a, c	36,640
Research and development	9,640	(4)	b	9,636
Depreciation expense	10,825	(97)	b	10,728
Other operating expenses, net	14,002	—		14,002
Total costs and expenses	72,992	(110)		72,882
Operating loss	(68,745)	110		(68,635)
Other income (expense), net
Finance costs, net	(11,769)	2,031	c, d	(9,738)
Change in fair value of financial instruments	(42,102)	60,085	d	17,983
Gain (loss) on extinguishment of debt	3,576	(40,792)	d	(37,216)
Other income (expense), net	1,067	2	c	1,069
Total other income (expense), net	(49,228)	21,326		(27,902)
Loss before income tax	(117,973)	21,436		(96,537)
Income tax	232	—		232
Net loss available to common stockholders	$(117,741)	$21,436		$(96,305)
Other comprehensive loss
Foreign currency translation loss, net of tax	(86)	—		(86)
Comprehensive loss	$(117,827)	$21,436		$(96,391)

Basic loss for the period attributable to common stockholders	$(7.07)	$1.29	e	$(5.78)
Basic weighted-average common shares outstanding	16,655,634	—	e	16,655,634
Diluted loss for the period attributable to common stockholders	$(7.07)	$1.29	e	$(5.78)
Diluted weighted-average common shares outstanding	16,655,634	—	e	16,655,634

Reconciliation of the Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2020:

	Year Ended December 31, 2020
	IFRS	Adjustments/ Reclassifications	Note	U.S. GAAP
Revenue	$—	$—		$—
Costs and expenses
Cost of sales	—	—		—
General administrative expenses	8,127	(124)	a, c	8,003
Research and development	5,878	46	a, b	5,924
Depreciation expense	3,182	(151)	b	3,031
Other operating expenses, net	5,476	(27)	a, b	5,449
Total costs and expenses	22,663	(256)		22,407
Operating loss	(22,663)	256		(22,407)
Other income (expense), net
Finance costs, net	(22)	57	c, d	35
Change in fair value of financial instruments	(84,224)	93,861	d	9,637
Gain (loss) on extinguishment of debt	(7,466)	(1,774)	d	(9,240)
Other income (expense), net	597	(3)	c	594
Total other income (expense), net	(91,115)	92,141		1,026
Loss before income tax	(113,778)	92,397		(21,381)
Income tax	(148)	—		(148)
Net loss available to common stockholders	$(113,926)	$92,397		$(21,529)
Other comprehensive loss
Foreign currency translation loss, net of tax	—	—		—
Comprehensive loss	$(113,926)	$92,397		$(21,529)

Basic loss for the period attributable to common stockholders	$(7.11)	$5.76	e	$(1.34)
Basic weighted-average common shares outstanding	16,029,826	—	e	16,029,826
Diluted loss for the period attributable to common stockholders	$(7.11)	$5.76	e	$(1.34)
Diluted weighted-average common shares outstanding	16,029,826	—	e	16,029,826

Reconciliation of the Consolidated Balance Sheet as of December 31, 2021:

	IFRS	Adjustments / Reclassifications	Note	U.S. GAAP
ASSETS
Current assets
Cash and cash equivalents	$8,533	$—		$8,533
Accounts receivable	1,196	—		1,196
Prepaid expenses and other current assets	2,695	—		2,695
Total current assets	12,424	—		12,424
Property and equipment, net	33,586	(1,056)	b	32,530
Operating lease right-of-use assets	2,663	292	c	2,955
Deferred income tax assets	1,640	—		1,640
Other non-current assets	369	—		369
Total assets	$50,682	$(764)		$49,918
LIABILITIES, REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities
Accounts payable	$6,650	$—		$6,650
Debt	246,189	(137,716)	d	108,473
Warrant liabilities	—	143,237	d	143,237
Operating lease liabilities	891	94	c	985
Contract liabilities	935	—		935
Accrued expenses and other liabilities	23,435	—		23,435
Total current liabilities	278,100	5,615		283,715
Operating lease liabilities	1,908	175	c	2,083
Contract liabilities	1,000	—		1,000
Other non-current liabilities	2,552	—		2,552
Total liabilities	283,560	5,790		289,350
Redeemable preferred stock	—	21,306	d	21,306
Stockholders’ equity (deficit)
Treasury stock	(170,949)	—		(170,949)
Additional paid-in capital	235,909	(139,438)	a, d	96,471
Accumulated other comprehensive loss	(86)	—		(86)
Accumulated deficit	(297,752)	111,578		(186,174)
Total stockholders’ equity (deficit)	(232,878)	(27,860)		(260,738)
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)	$50,682	$(764)		$49,918

a.	Stock-based compensation

Certain awards granted by us have a service inception date preceding the grant date. Under IFRS, this resulted in the recognition of stock-based compensation expense prior to the grant date. Under U.S. GAAP, the stock-based compensation expense shall not be recognized until authorization at the grant date.

The impact of this change before considering the tax effect is as follows:

	Year Ended December 31,
(Consolidated Statement of Operations and Comprehensive Loss)	2021	2020
General and administrative expenses	$(80)	$(136)
Research and development	—	(89)
Other operating expenses	—	(27)
Increase (decrease) to loss before income tax	$(80)	$(252)

(Consolidated Balance Sheet)	December 31, 2021
Additional paid-in-capital	$542
Adjustment to accumulated deficit	(542)
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)	$—

b.	Research and development

Under IFRS, certain development expenditures may be capitalized. Under U.S. GAAP, all of our costs relating to R&D activities are expensed as incurred.

The impact of this change before considering the tax effect is as follows:

	Year Ended December 31,
(Consolidated Statement of Operations and Comprehensive Loss)	2021	2020
Research and development	$(4)	$135
Depreciation expense	(97)	(151)
Other operating expenses	—	—
Increase (decrease) to loss before income tax	$(101)	$(16)

(Consolidated Balance Sheet)	December 31, 2021
Property and equipment, net	$(1,056)
Total assets	$(1,056)
Adjustment to accumulated deficit	$(1,056)
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)	$(1,056)

c.	Leases

Under IFRS, all recognized leases are accounted for similarly to finance leases. Under U.S. GAAP, there is a dual classification on-balance sheet lease accounting model for lessees: finance and operating leases. Operating leases create a straight-line expense, and no interest expense is recognized on the lease liability.

The impact of this change before considering the tax effect is as follows:

	Year Ended December 31,
(Consolidated Statement of Operations and Comprehensive Loss)	2021	2020
General and administrative expenses	$71	$12
Less: Finance costs, net	(49)	(57)
Less: Other income, net	(2)	3
Increase (decrease) to loss before income tax	$20	$(42)

(Consolidated Balance Sheet)	December 31, 2021
Operating lease right-of-use assets	$292
Total assets	$292
Operating lease liabilities	$94
Non-current operating lease liabilities	175
Adjustment to accumulated deficit	23
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)	$292

d.	Financial instruments

Under IFRS, the redeemable Series X preferred shares and convertible notes contained conversion features that resulted in a bifurcated derivative component with changes in fair value recognized as gain or (loss). Under U.S. GAAP, the conversion features did not result in a material bifurcated embedded derivative, resulting in the elimination of the change in fair value of financial instruments, reduction in interest expense and preferred dividends expense, and increase in the gain (loss) on extinguishment of debt.

Under IFRS, it was determined that the redeemable Series X preferred shares should be classified as a liability since there is a contractual obligation to deliver cash or another financial asset and certain conversion events being beyond our control. Under U.S. GAAP, it was determined that the redeemable Series X preferred shares should be classified as mezzanine equity since the shares are redeemable based on events outside of our control.

Under IFRS, it was determined that the Columbia Warrant should be classified as equity since settlement would only occur by exchanging a fixed amount of cash for a fixed number of our own equity instruments. Changes in fair value are not recognized. Under U.S. GAAP, it was determined that the Columbia Warrant should be classified as a liability since the number and type of shares received could be different pre- and post- Merger. The Columbia Warrant is recorded at fair value with changes recognized in the Consolidated Statement of Operations and Comprehensive Loss.

Additionally, the resulting gain (loss) on extinguishment of the amended convertible notes differed under IFRS versus U.S. GAAP.

The impact of this change before considering the tax effect is as follows:

	Year Ended December 31,
(Consolidated Statements of Operations and Comprehensive Loss)	2021	2020
Less: Finance costs, net	$(1,982)	$—
Less: Change in fair value of financial instruments	(60,085)	(93,861)
Less: Gain (Loss) on extinguishment of debt	40,792	1,774
Increase (decrease) to loss before income tax	$(21,275)	$(92,087)

(Consolidated Balance Sheet)	December 31, 2021
Debt	$(137,716)
Redeemable Series X preferred stock	21,306
Warrant liability	143,237
Additional paid-in capital	(139,980)
Adjustment to accumulated deficit	113,153
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)	$—

e.	Net loss per share

The change in net loss in the adoption of U.S. GAAP as described in items a-d above impacted net loss per share as follows:

	Year Ended December 31,
	2021	2020
Net loss attributable to common stockholders	$(96,305)	$(21,529)
Basic weighted-average common shares outstanding (1)	16,655,634	16,029,826
Basic loss per share for the period attributable to common stockholders	$(5.78)	$(1.34)

Dilutive numerator	$(96,305)	$(21,529)
Diluted weighted-average common shares outstanding	16,655,634	16,029,826
Diluted loss per share for the period attributable to common stockholders	$(5.78)	$(1.34)

(1) After applying the 3.3028 Exchange Ratio as described in Note 4 (Reverse Recapitalization).